Accounts Receivable, net (Including Related and Unrelated Parties) (Details 2) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Notes and Accounts Receivable [Line Items]
Balance at beginning of the year	$ 104,617
Balance at end of the year	93,053	$ 104,617
Expected credit losses individually assessed [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Balance at beginning of the year	41,812	11,714	$ 10,334
Provisions (reversals) charged to (against) expense	(28,236)	31,360	3,196
Write-offs	(6)	0	(1,814)
Effect of changes in foreign currency exchange rates	(805)	(1,262)	(2)
Balance at end of the year	12,765	41,812	11,714
Expected credit losses collectively assessed [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Balance at beginning of the year	62,805	58,183	72,906
Provisions (reversals) charged to (against) expense	18,396	12,938	(14,864)
Write-offs	0	(7,385)	(383)
Effect of changes in foreign currency exchange rates	(913)	(931)	524
Balance at end of the year	$ 80,288	$ 62,805	$ 58,183